UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   January 24, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Entry Total:       $117,890,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1927    48165 SH       SOLE                             48165
Adobe Systems Inc              COM              00724f101      874    35250 SH       SOLE                             35250
Albertson's Inc                COM              013104104      349    15695 SH       SOLE                             15695
Amgen Inc                      COM              031162100      344     7114 SH       SOLE                              7114
Assoc Banc-Corp                COM              045487105      930    27399 SH       SOLE                             27399
Avery Dennison                 COM              053611109      873    14301 SH       SOLE                             14301
BP PLC - frmly BP Amoco PLC    COM              055622104     4565   112303 SH       SOLE                            112303
Bank One Corp                  COM              059438101      588    16094 SH       SOLE                             16094
BellSouth Corp                 COM              079860102      379    14650 SH       SOLE                             14650
Bemis Company                  COM              081437105      706    14225 SH       SOLE                             14225
Bristol Myers Squibb           COM              110122108     2298    99276 SH       SOLE                             99276
CVS Corp                       COM              585745102     1653    66206 SH       SOLE                             66206
Cardinal Health                COM              14149Y108      387     6531 SH       SOLE                              6531
ChevronTexaco Corp             COM              166764100      977    14699 SH       SOLE                             14699
Cisco Systems                  COM              17275R102     1860   141950 SH       SOLE                            141950
Citigroup Inc                  COM              172967101     2117    60166 SH       SOLE                             60166
Computer Sciences              COM              205363104      236     6850 SH       SOLE                              6850
ConocoPhillips - 9/02 frmly Ph COM              20825c104     1893    39110 SH       SOLE                             39110
Consolidated Energy            COM              20854p109      427    24700 SH       SOLE                             24700
Dominion Resources             COM              25746u109     1935    35254 SH       SOLE                             35254
Duke Realty Corp               COM              264411505      922    36220 SH       SOLE                             36220
Emerson Elec                   COM              291011104     2041    40135 SH       SOLE                             40135
Exxon Mobil Corp               COM              30231g102     4960   141952 SH       SOLE                            141952
First American Bankshares      COM                             646     1600 SH       SOLE                              1600
Gannett Inc                    COM              364730101     2753    38345 SH       SOLE                             38345
General Electric               COM              369604103     5155   211712 SH       SOLE                            211712
General Mills                  COM              370334104     2245    47820 SH       SOLE                             47820
Genuine Parts                  COM              372460105      581    18862 SH       SOLE                             18862
Health Care Realty Tr.         COM              421946104     3861   131984 SH       SOLE                            131984
Heinz H.J. Co                  COM              423074103      639    19450 SH       SOLE                             19450
Home Depot                     COM              437076102      394    16415 SH       SOLE                             16415
Hospitality Properties         COM              44106m102     4083   115984 SH       SOLE                            115984
IBM Corp                       COM              459200101     2253    29073 SH       SOLE                             29073
Illinois Tool Works            COM              452308109     1229    18950 SH       SOLE                             18950
Intel Corp                     COM              458140100     2208   141834 SH       SOLE                            141834
Johnson&Johnson                COM              478160104     5052    94061 SH       SOLE                             94061
Kimberly Clark                 COM              494368103     2905    61200 SH       SOLE                             61200
Kohls Corp                     COM              500255104      249     4450 SH       SOLE                              4450
Kraft Foods Inc Cl A           COM              50075n104     1109    28490 SH       SOLE                             28490
Liberty Property               COM              531172104     3628   113580 SH       SOLE                            113580
Marshall & Ilsley              COM              571834100     3324   121400 SH       SOLE                            121400
Masco Corp                     COM              574599106     1475    70065 SH       SOLE                             70065
McDonald's Corp                COM              580135101      185    11496 SH       SOLE                             11496
McGraw-Hill                    COM              580645109      456     7550 SH       SOLE                              7550
Merck & Co                     COM              589331107     5231    92405 SH       SOLE                             92405
Microsoft Corp                 COM              594918104     2012    38909 SH       SOLE                             38909
Modine Mfg Co                  COM              607828100      290    16400 SH       SOLE                             16400
Newmont Mining Corp            COM              802176107      523    18019 SH       SOLE                             18019
Nokia Corp Spons ADR           COM              654902204      478    30850 SH       SOLE                             30850
Northern States Financial Corp COM              665751103      257     9250 SH       SOLE                              9250
Pepsico, Inc.                  COM              713448108     2472    58550 SH       SOLE                             58550
Pfizer Inc                     COM              717081103     3654   119513 SH       SOLE                            119513
Procter & Gamble               COM              742718109     1682    19567 SH       SOLE                             19567
Royal Dutch Petro              COM              780257705     2051    46600 SH       SOLE                             46600
SBC Commun Inc.                COM              78387G103     1402    51723 SH       SOLE                             51723
Schlumberger                   COM              806857108      789    18750 SH       SOLE                             18750
Sprint Corp                    COM              852061100      152    10500 SH       SOLE                             10500
Suncor Energy Inc              COM              867229106     1503    95941 SH       SOLE                             95941
Sysco Corp                     COM              871829107     4019   134900 SH       SOLE                            134900
Tribune Co                     COM              896047107     2363    51990 SH       SOLE                             51990
U.S. Bancorp                   COM              902973304     1733    81670 SH       SOLE                             81670
Verizon Comm. (Frmly GTE & Bel COM              92343v104     2031    52405 SH       SOLE                             52405
Vodafone Group PLC             COM              92857w100      218    12005 SH       SOLE                             12005
WPS Resources                  COM              92931B106     1498    38600 SH       SOLE                             38600
Wal Mart Stores                COM              931142103     1172    23200 SH       SOLE                             23200
Walgreen Co                    COM              931422109     2014    68982 SH       SOLE                             68982
Wells Fargo                    COM              949746101     2333    49785 SH       SOLE                             49785
Wyeth - frmly Amer Home Prod   COM              983024100      341     9115 SH       SOLE                              9115